Schedule of Investments
March 31, 2022 (unaudited)
Azzad Wise Capital Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 7.03%

Arrangement of Transportation of Freight & Cargo - 0.18%
Expeditors International of Washington, Inc. (2)			3,601	371,479

Beverages - 0.36%
The Coca-Cola Co.			6,174	382,788
PepsiCo, Inc.			2,305	385,811

				768,599

Construction, Mining & Materials Handling Machinery & Equipment - 0.19%
Dover Corp.			2,586	405,743

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.16%
Kimberly-Clark Corp.			2,762	340,168

Cutlery, Handtools & General Hardware - 0.15%
Stanley Black & Decker, Inc.			2,296	320,958

Electric Services - 0.21%
Nextera Energy, Inc.			5,141	435,494

Electromedical & Electrotherapeutic Apparatus - 0.18%
Medtronic PLC (Ireland)			3,501	388,436

Electronic & Other Electrical Equipment - 0.19%
Emerson Electric Co.			4,327	424,262

General Industrial Machinery & Equipment - 0.17%
Illinois Tool Works, Inc.			1,773	371,266

Household Appliances - 0.21%
A.O. Smith Corp. (2)			7,132	455,664

Household Furniture - 0.14%
Leggett & Platt, Inc.			9,246	321,761

Industrial Inorganic Chemicals - 0.36%
Air Products & Chemicals, Inc.			1,502	375,365
Linde AG PLC (Ireland)			1,398	446,563

				821,928

Industrial Instruments For Measurement, Display & Control - 0.19%
Roper Technologies, Inc.			892	421,229

Men's & Boy's Furnishings, Work Clothing, and Allied Garments - 0.35%
Cintas Corp.			1,070	455,167
VF Corp.			5,812	330,470

				785,637

Miscellaneous Food Preparations & Kindred Products - 0.18%
McCormick & Company, Inc.			4,083	407,484

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.15%
PPG Industries, Inc.			2,496	327,151

Perfumes, Cosmetics & Other Toilet Preparations - 0.16%
Colgate-Palmolive Co.			4,751	360,268

Pharmaceutical Preparations - 0.37%
Abbott Laboratories			3,436	406,685
Johnson & Johnson			2,319	410,996

				817,681

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.36%
Albemarle Corp.			3,596	795,256

Retail-Building Materials, Hardware, Garden Supply - 0.18%
The Sherwin-Williams Co.			1,569	391,654

Retail-Lumber & Other Building Materials Dealers - 0.16%
Lowe's Companies, Inc.			2,186	441,987

Retail-Variety Stores - 0.18%
Target Corp.			1,933	410,221

Services-Computer Processing & Data Preparations - 0.20%
Automatic Data Processing, Inc.			1,938	440,973

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.39%
Ecolab, Inc.			2,036	359,476
The Procter Gamble Co.			2,513	383,986
Church & Dwight Company, Inc.			1,332	132,374

				875,836

Special Industry Machinery (No Metalworking Machinery) - 0.16%
Pentair PLC (Ireland)			6,670	361,581

Specialty Cleaning, Polishing & Sanitation Preparations - 0.15%
The Clorox Co.			2,400	333,672

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.25%
Nucor Corp.			3,699	549,856

Surgical & Medical Instruments & Apparatus - 0.55%
3M Co.			2,417	359,843
Becton, Dickinson & Co.			1,440	383,040
West Pharmaceutical Services, Inc.			1,180	484,638

				1,227,521

Wholesale-Durable Goods - 0.21%
W.W. Grainger, Inc.			893	460,601

Wholesale-Groceries & Related Products - 0.16%
Sysco Corp.			4,487	366,364

Wholesale-Motor Vehicle Supplies & New Parts - 0.16%
Genuine Parts Co.			3,268	411,833

Total Common Stocks			(Cost $10,171,057)	15,612,563

Real Estate Investment Trusts - 0.35% (5)

Essex Property Trust, Inc.			1,162	401,448
Realty Income Corp.			5,477	379,556

Total Real Estate Investment Trusts			(Cost $702,567)	781,004

Sukuks - 68.90%

Banks - 13.52%
AHB Sukuk, Ltd., 4.375%, 09/19/2023 (Cayman Islands)			6,300,000	6,438,172
AUB Sukuk, Ltd., Unsecd. Note, Series EMTN, 2.615%, 09/09/2026 (Cayman Islands)			1,000,000	970,004
DIB Sukuk, Ltd., 2.950%, 02/20/2025 (Cayman Islands)			3,000,000	2,972,193
KIB Sukuk Ltd., Sub., 2.375%, 11/30/2030 (Cayman Islands)			2,000,000	1,918,848
QIB Sukuk, Ltd., REGS, 3.251%, 05/23/2022 (Cayman Islands)			8,549,000	8,559,891
QIB Sukuk Ltd., Unsecd Note Series EMTN, 3.982%, 03/26/2024 (Cayman Islands)			1,500,000	1,523,102
QIIB Senior Sukuk Ltd., Sr. Unsecd Note REGS, 4.264%, 03/05/2024 (Cayman Islands)			3,000,000	3,063,729
SIB Sukuk Co. III Ltd Sr. Unsecd. Note, 4.231%, 04/18/2023 (Cayman Islands)			4,500,000	4,587,066

				30,033,005

Basic Materials - 3.10%
Equate Sukuk Spc Ltd. REGS, 3.944%, 02/21/2024 (Kuwait)			6,785,000	6,893,356

Communications Equipment - 0.94%
ICD Sukuk Co. Ltd., 5.000%, 02/01/2027 (Cayman Islands)			2,000,000	2,090,908

Energy - 2.28%
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 0.946%, 06/17/2024 (Cayman Islands) (6)			4,500,000	4,303,800
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 2.694%, 06/17/2031 (Cayman Islands) (6)			800,000	756,930

				5,060,730

Financial Services - 3.18%
FAB Sukuk Co. Ltd., REGS, 3.625%, 03/05/2023 (Cayman Islands)			4,940,000	5,003,627
MAF Sukuk Ltd., Sr. Unsecd. Note, 4.500%, 11/03/2025 (Cayman Islands)			2,000,000	2,062,610

				7,066,237
Food & Beverage - 1.38%
Almarai Sukuk, Ltd., 4.311%, 03/05/2024 (Cayman Islands)			3,000,000	3,061,536

Home Construction - 4.69%
Aldar Sukuk Ltd., 4.750%, 09/29/2025 (Cayman Islands)			6,000,000	6,252,750
Esic Sukuk Ltd., 3.939%, 07/30/2024 (Cayman Islands)			4,200,000	4,169,525

			10,200,000	10,422,275

Real Estate - 4.32%
Dar Al-Arkan International Sukuk Co., REGS, 6.875%, 03/21/2023 (Cayman Islands)			2,800,000	2,824,598
DAE Sukuk DIFC Ltd., Series 144A, 3.750%, 02/15/2026 (United Arab Emirates) (6)			1,000,000	973,750
DIFC Investments LLC, Note, Series REGS, 4.325%, 11/12/2024 (United Arab Emirates)			1,500,000	1,546,938
EMG Sukuk Ltd., 4.564%, 06/18/2024 (Cayman Islands)			4,200,000	4,257,750

				9,603,036

Sovereigns - 20.74%
CBB International Sukuk Progr. SPC., Series 144A, 3.950%, 09/16/2027 (Bahrain) (6)			1,500,000	1,488,600
CBB International Sukuk Progr. Co., REGS, 6.250%, 11/14/2024 (Bahrain)			1,500,000	1,587,015
CBB International Sukuk Progr. SPC., REGS, 6.250%, 11/14/2024 (Bahrain)			500,000	527,650
CBB International Sukuk Six, REGS, 5.250%, 03/20/2025 (Bahrain)			2,000,000	2,073,036
CBB International Sukuk Progr. WLL., Series 144A, 3.875%, 05/18/2029 (Bahrain) (1)			1,000,000	969,864
Hazine Mustesarligi, Series 144A, 5.004%, 04/06/2023 (Turkey) (6)			1,000,000	1,000,000
Hazine Mustesarligi, REGS, 5.004%, 04/06/2023 (Turkey) (6)			1,000,000	1,003,900
Hazine Mustesarligi, Series 144A, 5.125%, 06/22/2026 (Turkey) (6)			1,000,000	940,500
Indonesia, Government of, Series 144A, 3.900%, 8/20/2024 (Indonesia)			3,800,000	3,915,900
Indonesia, Government of, Series 144A, 4.150%, 03/29/2027 (Indonesia)			1,685,000	1,771,778
Indonesia, Government of, Sr. Unsecd Note Series REGS, 2.300%, 6/23/2026 (Indonesia)			1,000,000	984,000
Indonesia, Government of, Sr. Unsecd Note Series REGS, 3.900%, 8/20/2024 (Indonesia)			1,500,000	1,545,750
KSA Sukuk, Ltd., Series 144A, 2.894%, 04/20/2022 (Saudi Arabia)			2,100,000	2,100,197
Malaysia Sovereign Sukuk Series REGS, 3.179%, 04/27/2026 (Malaysia)			1,000,000	1,015,646
Malaysia Sovereign Sukuk Series REGS, 3.043%, 04/22/2025 (Malaysia)			2,000,000	2,005,948
Oman, Government, Series 144A, 4.397%, 06/01/2024 (Oman) (6)			1,000,000	1,012,529
Oman, Government, Series 144A, 4.875%, 06/15/2030 (Oman) (6)			1,000,000	1,043,356
Oman, Government, Series 144A, 5.932%, 10/31/2025 (Oman) (6)			2,500,000	2,669,250
Oman, Government, Sr. Unsecd. Series REGS, 4.397%, 06/01/2024 (Oman) (6)			2,500,000	2,525,125
Pakistan, Government of Sr. Unsecd. Note, Series REGS, 5.625%, 12/5/2022 (Pakistan)			3,000,000	2,908,650
Perusahaan Pener Indois Sukuk, Series REGS, 2.300%, 06/23/2025 (Indonesia) (6)			2,500,000	2,460,000
Perusahaan Pener Indois Sukuk, Series REGS, 3.300%, 11/21/2022 (Indonesia) (6)			2,600,000	2,619,500
RAK Capital, 3.094%, 3/31/2025			2,500,000	2,506,143
Sharjah Sukuk Ltd., 3.764%, 09/17/2024 (Cayman Islands)			2,300,000	2,347,481
Sharjah Sukuk Ltd., 3.854%, 04/03/2026 (Cayman Islands)			3,000,000	3,043,950

				46,065,768

Supranationals - 3.86%
Apicorp Sukuk, Ltd., 3.141%, 11/01/2022 (Cayman Islands)			5,070,000	5,107,670
IDB Trust Services, Ltd. REGS, 3.389%, 09/26/2023 (Jersey)			1,000,000	1,015,387
IDB Trust Services, Ltd. REGS, 1.957%, 10/02/2024 (Jersey)			2,500,000	2,450,250

				8,573,307

Transportation & Logistics - 2.78%
DP World Cresent, Ltd, Sr. Unsecd. Note, Series REGS, 3.908%, 05/31/2023 (Cayman Islands)			6,100,000	6,177,702

Utilities - 4.86%
Saudi Electricity Global Sukuk, Series REGS, 4.211%, 04/03/2022 (Cayman Islands)			5,700,000	5,701,465
Tabreed Sukuk SPC, Ltd, Sr. Unsecd. Note REGS, 5.500%, 10/31/2025 (United Arab Emirates)			2,000,000	2,126,058
TNB Global Ventures Cap., Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026 (Malaysia)			3,000,000	2,973,615

				10,801,138

Wireline Telecommunications Services - 3.23%
Axiata Spv2 Bhd, 4.357%, 03/24/2026 (Malaysia)			4,600,000	4,777,422
Saudi Telecom Co., Series 144A, 3.890%, 05/13/2029 (Saudi Arabia) (6)			2,300,000	2,392,667

				7,170,089

Total Sukuks			(Cost $158,229,056)	153,019,087

Bank Time Deposits - 13.53% (5)

Arab Banking Corp., NY Branch, 0.520%, 04/26/2022 (Bahrain)			$ 2,000,000	$ 2,000,000
Arab Banking Corp., NY Branch, 0.520%, 05/12/2022 (Bahrain)			$ 2,005,827	$ 2,005,827
Arab Banking Corp., NY Branch, 0.500%, 05/19/2022 (Bahrain)			$ 2,000,000	$ 2,000,000
Arab Banking Corp., NY Branch, 0.500%, 05/24/2022 (Bahrain)			$ 1,030,496	$ 1,030,496
Arab Banking Corp., NY Branch, 0.500%, 05/26/2022 (Bahrain)			$ 2,013,223	$ 2,013,223
Arab Banking Corp., NY Branch, 0.560%, 06/23/2022 (Bahrain)			$ 1,029,210	$ 1,029,210
Arab Banking Corp., NY Branch, 0.570%, 06/13/2022 (Bahrain)			$ 1,098,674	$ 1,098,674
Arab Banking Corp., NY Branch, 0.820%, 06/27/2022 (Bahrain)			$ 3,010,654	$ 3,010,654
Maybank Islamic Bank, 0.150%, 05/09/2022 (Malaysia)			$ 500,000	$ 500,000
Maybank Islamic Bank, 0.920%, 9/12/2022 (Malaysia)			$ 2,000,000	$ 2,000,000
Maybank Islamic Bank, 0.950%, 11/18/2022 (Malaysia)			$ 2,000,000	$ 2,000,000
Qatar National Bank, 0.520%, 05/20/2022 (Qatar)			$ 1,004,960	$ 1,004,960
Qatar National Bank, 0.600%, 05/13/2022 (Qatar)			$ 3,019,214	$ 3,019,214
Qatar National Bank, 0.600%, 05/31/2022 (Qatar)			$ 530,144	$ 530,144
Qatar National Bank, 0.600%, 05/06/2022 (Qatar)			$ 1,062,135	$ 1,062,135
Qatar National Bank, 0.600%, 07/07/2022 (Qatar)			$ 2,005,083	$ 2,005,083
Qatar National Bank, 0.650%, 06/08/2022 (Qatar)			$ 1,009,807	$ 1,009,807
Qatar National Bank, 1.100%, 09/08/2022 (Qatar)			$ 2,180,345	$ 2,180,345
Qatar National Bank, 1.110%, 06/21/2022 (Qatar)			$ 538,319	$ 538,319

Total Bank Time Deposits			(Cost $30,038,091)	30,038,091

Trade Finance Agreements (3) - 5.04%

	Shares or Principal	Acquisition
	Amount ($)	Date (3)	Cost (3)	Value

Foreign Sovereign - 0.92%
Government of Pakistan, 2.712976%, 07/05/2022 (Pakistan)	$ 110,801	7/7/2021	$ 110,801	$ 108,187
Government of Pakistan, 2.711491%, 07/07/2022 (Pakistan)	$ 150,004	7/8/2021	$ 150,004	$ 146,464
Government of Pakistan, 2.713590%, 07/14/2022 (Pakistan)	$ 103,240	7/15/2021	$ 103,240	$ 100,804
Government of Pakistan, 2.714709%, 07/15/2022 (Pakistan)	$ 154,430	7/16/2021	$ 154,430	$ 150,785
Government of Pakistan, 2.71656%, 07/21/2022 (Pakistan)	$ 121,243	7/22/2021	$ 121,243	$ 118,381
Government of Pakistan, 2.711244%, 07/25/2022 (Pakistan)	$ 107,621	7/26/2021	$ 107,621	$ 105,081
Government of Pakistan, 2.707779%, 07/29/2022 (Pakistan)	$ 171,935	7/30/2021	$ 171,935	$ 167,877
Government of Pakistan, 2.705056%, 08/01/2022 (Pakistan)	$ 154,790	8/2/2021	$ 154,790	$ 151,137
Government of Pakistan, 2.710125%, (12-month US LIBOR +2.500%), 06/13/2022 (Pakistan)	$ 106,849	6/10/2021	$ 94,849	$ 104,328
Government of Pakistan, 2.710006%, 08/04/2022 (Pakistan)	$ 118,028	8/5/2021	$ 118,028	$ 115,242
Government of Pakistan, 2.702581%, 08/01/2022 (Pakistan)	$ 156,394	8/4/2021	$ 156,394	$ 152,703
Government of Pakistan, 2.710006%, 08/05/2022 (Pakistan)	$ 172,199	8/6/2021	$ 172,199	$ 168,135
Government of Pakistan, 2.711491%, 08/08/2022 (Pakistan)	$ 120,190	8/10/2021	$ 120,190	$ 117,354
Government of Pakistan, 2.707650%, 08/15/2022 (Pakistan)	$ 111,616	8/18/2021	$ 111,616	$ 108,982
Government of Pakistan, 2.715451%, 08/08/2022 (Pakistan)	$ 263	8/12/2021	$ 263	$ 257
Government of Pakistan, 2.695275%, 09/12/2022 (Pakistan)	$ 112,107	9/14/2021	$ 112,107	$ 109,461
Government of Pakistan, 2.702334%, 09/23/2022 (Pakistan)	$ 28,288	9/24/2021	$ 28,288	$ 27,621
Tunisian Refining Industries Company DD1, 2.536425%, (12-month US LIBOR +2.100%), 04/22/2022 (Tunisia)	$ 22,622	4/23/2021	$ 22,622	$ 22,622
Tunisian Refining Industries Company DD1, 2.536425%, (12-month US LIBOR +2.100%), 05/06/2022 (Tunisia)	$ 69,838	5/6/2021	$ 69,838	$ 69,838

				$ 2,045,259

Energy-Oil Refining & Marketing - 4.12%
African Export Import Bank, 2.461704% (4-month US LIBOR), 3/6/2023	$ 2,465,853	3/9/2022	$ 2,459,853	$ 2,465,853
Government of Egypt, 4.140%, 04/14/2022 (Egypt) (4)	$ 53,968	4/15/2021	$ 53,968	$ 53,714
Government of Egypt, 4.140%, 04/18/2022 (Egypt) (4)	$ 100,142	4/20/2021	$ 100,142	$ 99,671
Government of Egypt, 4.140%, 04/28/2022 (Egypt) (4)	$ 6,755	4/29/2021	$ 6,755	$ 6,723
Government of Egypt, 4.140%, 05/02/2022 (Egypt) (4)	$ 10,513	5/3/2021	$ 10,513	$ 10,463
Government of Egypt, 4.140%, 05/05/2022 (Egypt) (4)	$ 6,807	5/3/2021	$ 16,091	$ 6,775
Government of Egypt, 4.140%, 05/05/2022 (Egypt) (4)	$ 9,284	5/3/2021	$ 16,091	$ 9,240
Government of Egypt, 3.680%, 05/31/2022 (Egypt) (4)	$ 118,991	5/27/2021	$ 118,991	$ 118,801
Government of Egypt, 3.680%, 05/31/2022 (Egypt) (4)	$ 6,758	5/27/2021	$ 6,758	$ 6,747
Government of Egypt, 3.680%, 06/13/2022 (Egypt) (4)	$ 118,836	6/11/2021	$ 125,594	$ 118,646
Government of Egypt, 3.680%, 06/13/2022 (Egypt) (4)	$ 6,758	6/11/2021	$ 125,594	$ 6,747
Government of Egypt, 3.680%, 06/24/2022 (Egypt) (4)	$ 226,637	6/25/2021	$ 226,637	$ 226,275
Government of Egypt, 3.680%, 06/27/2022 (Egypt) (4)	$ 238,566	6/29/2021	$ 238,566	$ 238,184
Government of Egypt, 3.680%, 06/09/2022 (Egypt) (4)	$ 118,574	6/8/2021	$ 333,523	$ 118,384
Government of Egypt, 3.680%, 06/09/2022 (Egypt) (4)	$ 6,758	6/8/2021	$ 333,523	$ 6,747
Government of Egypt, 3.680%, 06/09/2022 (Egypt) (4)	$ 208,191	6/8/2021	$ 333,523	$ 207,858
Government of Egypt, 3.680%, 09/06/2022 (Egypt) (4)	$ 150,643	9/7/2021	$ 150,643	$ 150,402
Government of Egypt, 3.680%, 01/03/2023 (Egypt) (4)	$ 37,639	1/4/2022	$ 37,639	$ 37,429
Government of Egypt, 3.680%, 01/03/2023 (Egypt) (4)	$ 3,851	1/4/2022	$ 3,851	$ 3,829
Government of Egypt, 3.680%, 01/13/2023 (Egypt) (4)	$ 3,742	1/13/2022	$ 3,742	$ 3,721
Government of Egypt, 3.680%, 01/17/2023 (Egypt) (4)	$ 42,982	1/13/2022	$ 42,982	$ 42,741
Government of Egypt, 3.680%, 01/17/2023 (Egypt) (4)	$ 72,073	1/13/2022	$ 72,073	$ 71,669
Government of Egypt, 3.680%, 01/17/2023 (Egypt) (4)	$ 69,440	1/14/2022	$ 69,440	$ 69,052
Government of Egypt, 3.680%, 01/17/2023 (Egypt) (4)	$ 2,469	1/18/2022	$ 2,469	$ 2,456
Government of Egypt, 3.680%, 01/20/2023 (Egypt) (4)	$ 39,753	1/21/2022	$ 39,753	$ 39,530
Government of Egypt, 3.680%, 01/20/2023 (Egypt) (4)	$ 3,422	1/21/2022	$ 3,422	$ 3,402
Government of Egypt, 3.680%, 01/26/2023 (Egypt) (4)	$ 37,614	1/27/2022	$ 37,614	$ 37,404
Government of Egypt, 3.680%, 01/26/2023 (Egypt) (4)	$ 3,653	1/27/2022	$ 3,653	$ 3,633
Government of Egypt, 3.680%, 01/26/2023 (Egypt) (4)	$ 37,774	1/27/2022	$ 37,774	$ 37,562
Government of Egypt, 3.680%, 01/26/2023 (Egypt) (4)	$ 3,786	1/27/2022	$ 3,786	$ 3,764
Government of Egypt, 3.680%, 01/26/2023 (Egypt) (4)	$ 3,704	1/27/2022	$ 3,704	$ 3,683
Government of Egypt, 3.680%, 01/26/2023 (Egypt) (4)	$ 38,218	1/27/2022	$ 38,218	$ 38,004
Government of Egypt, 3.680%, 01/30/2023 (Egypt) (4)	$ 39,671	1/31/2022	$ 39,671	$ 39,449
Government of Egypt, 3.680%, 01/30/2023 (Egypt) (4)	$ 2,900	1/31/2022	$ 2,900	$ 2,883
Government of Egypt, 3.680%, 01/09/2023 (Egypt) (4)	$ 37,550	1/11/2022	$ 37,550	$ 37,340
Government of Egypt, 3.680%, 01/09/2023 (Egypt) (4)	$ 37,718	1/12/2022	$ 37,718	$ 37,507
Government of Egypt, 3.680%, 01/09/2023 (Egypt) (4)	$ 3,786	1/12/2022	$ 3,786	$ 3,764
Government of Egypt, 3.680%, 01/13/2023 (Egypt) (4)	$ 37,084	1/13/2022	$ 37,084	$ 36,876
Government of Egypt, 3.680%, 10/13/2022 (Egypt) (4)	$ 156,445	10/14/2021	$ 156,445	$ 156,194
Government of Egypt, 3.680%, 10/14/2022 (Egypt) (4)	$ 234,596	10/15/2021	$ 234,596	$ 234,220
Government of Egypt, 3.680%, 10/20/2022 (Egypt) (4)	$ 101,643	10/21/2021	$ 101,643	$ 101,480
Government of Egypt, 3.680%, 10/20/2022 (Egypt) (4)	$ 11,829	10/21/2021	$ 11,829	$ 11,810
Government of Egypt, 3.680%, 10/24/2022 (Egypt) (4)	$ 101,901	10/26/2021	$ 101,901	$ 101,738
Government of Egypt, 3.680%, 10/24/2022 (Egypt) (4)	$ 11,829	10/26/2021	$ 11,829	$ 11,810
Government of Egypt, 3.680%, 10/27/2022 (Egypt) (4)	$ 72,535	10/28/2021	$ 72,535	$ 72,419
Government of Egypt, 3.680%, 10/03/2022 (Egypt) (4)	$ 8,077	10/4/2021	$ 8,077	$ 8,064
Government of Egypt, 3.680%, 11/14/2022 (Egypt) (4)	$ 40,694	11/15/2021	$ 40,694	$ 40,629
Government of Egypt, 3.680%, 11/14/2022 (Egypt) (4)	$ 187,510	11/16/2021	$ 187,510	$ 187,210
Government of Egypt, 3.680%, 11/25/2022 (Egypt) (4)	$ 47,186	11/26/2021	$ 47,186	$ 46,922
Government of Egypt, 3.680%, 11/07/2022 (Egypt) (4)	$ 8,626	11/10/2021	$ 8,626	$ 8,612
Government of Egypt, 3.680%, 12/12/2022 (Egypt) (4)	$ 85,345	12/13/2021	$ 85,345	$ 85,209
Government of Egypt, 3.680%, 12/02/2022 (Egypt) (4)	$ 47,501	12/3/2021	$ 47,501	$ 47,235
Government of Egypt, 3.680%, 12/28/2022 (Egypt) (4)	$ 27,021	12/28/2021	$ 27,021	$ 26,870
Government of Egypt, 3.680%, 12/28/2022 (Egypt) (4)	$ 2,552	12/27/2021	$ 2,552	$ 2,538
Government of Egypt, 3.680%, 02/13/2023 (Egypt) (4)	$ 40,629	2/14/2022	$ 40,629	$ 40,401
Government of Egypt, 3.680%, 02/13/2023 (Egypt) (4)	$ 40,183	2/15/2022	$ 40,183	$ 39,958
Government of Egypt, 3.680%, 02/13/2023 (Egypt) (4)	$ 3,050	2/15/2022	$ 3,050	$ 3,033
Government of Egypt, 3.680%, 02/13/2023 (Egypt) (4)	$ 40,420	2/15/2022	$ 40,420	$ 40,193
Government of Egypt, 3.680%, 02/13/2023 (Egypt) (4)	$ 3,143	2/15/2022	$ 3,143	$ 3,126
Government of Egypt, 3.680%, 02/13/2023 (Egypt) (4)	$ 16,011	2/16/2022	$ 16,011	$ 15,922
Government of Egypt, 3.680%, 02/13/2023 (Egypt) (4)	$ 2,905	2/17/2022	$ 2,905	$ 2,889
Government of Egypt, 3.680%, 02/17/2023 (Egypt) (4)	$ 40,645	2/17/2022	$ 40,645	$ 40,418
Government of Egypt, 3.680%, 02/17/2023 (Egypt) (4)	$ 2,905	2/17/2022	$ 2,905	$ 2,889
Government of Egypt, 3.680%, 02/02/2023 (Egypt) (4)	$ 38,147	2/3/2022	$ 41,850	$ 37,934
Government of Egypt, 3.680%, 02/02/2023 (Egypt) (4)	$ 3,703	2/3/2022	$ 41,850	$ 3,683
Government of Egypt, 3.680%, 02/21/2023 (Egypt) (4)	$ 85,087	2/18/2022	$ 85,087	$ 84,611
Government of Egypt, 3.680%, 02/27/2023 (Egypt) (4)	$ 41,140	2/28/2022	$ 41,140	$ 40,909
Government of Egypt, 3.680%, 02/27/2023 (Egypt) (4)	$ 3,192	2/28/2022	$ 3,192	$ 3,174
Government of Egypt, 3.680%, 02/27/2023 (Egypt) (4)	$ 41,048	2/28/2022	$ 41,048	$ 40,818
Government of Egypt, 3.680%, 02/27/2023 (Egypt) (4)	$ 3,098	2/28/2022	$ 3,098	$ 3,081
Government of Egypt, 3.680%, 02/03/2023 (Egypt) (4)	$ 38,202	2/3/2022	$ 38,202	$ 37,988
Government of Egypt, 3.680%, 02/03/2023 (Egypt) (4)	$ 3,703	2/3/2022	$ 3,703	$ 3,683
Government of Egypt, 3.680%, 02/03/2023 (Egypt) (4)	$ 40,515	2/3/2022	$ 40,515	$ 40,288
Government of Egypt, 3.680%, 02/03/2023 (Egypt) (4)	$ 3,050	2/3/2022	$ 3,050	$ 3,033
Government of Egypt, 3.680%, 02/06/2023 (Egypt) (4)	$ 2,364	2/8/2022	$ 2,364	$ 2,350
Government of Egypt, 3.680%, 02/06/2023 (Egypt) (4)	$ 31,472	2/8/2022	$ 31,472	$ 31,296
Government of Egypt, 3.680%, 02/09/2023 (Egypt) (4)	$ 40,297	2/10/2022	$ 40,297	$ 40,071
Government of Egypt, 3.680%, 02/09/2023 (Egypt) (4)	$ 3,050	2/10/2022	$ 3,050	$ 3,033
Government of Egypt, 3.680%, 02/09/2023 (Egypt) (4)	$ 40,668	2/10/2022	$ 40,668	$ 40,440
Government of Egypt, 3.680%, 02/09/2023 (Egypt) (4)	$ 2,905	2/10/2022	$ 2,905	$ 2,889
Government of Egypt, 3.680%, 03/10/2023 (Egypt) (4)	$ 40,889	3/11/2022	$ 40,889	$ 40,660
Government of Egypt, 3.680%, 03/10/2023 (Egypt) (4)	$ 2,951	3/11/2022	$ 2,951	$ 2,934
Government of Egypt, 3.680%, 03/13/2023 (Egypt) (4)	$ 14,276	3/16/2022	$ 14,276	$ 14,196
Government of Egypt, 3.680%, 03/13/2023 (Egypt) (4)	$ 14,915	3/16/2022	$ 14,915	$ 14,832
Government of Egypt, 3.680%, 03/13/2023 (Egypt) (4)	$ 73,442	3/16/2022	$ 73,442	$ 73,031
Government of Egypt, 3.680%, 03/20/2023 (Egypt) (4)	$ 37,661	3/21/2022	$ 37,661	$ 37,450
Government of Egypt, 3.680%, 03/20/2023 (Egypt) (4)	$ 2,588	3/21/2022	$ 2,588	$ 2,573
Government of Egypt, 3.680%, 03/20/2023 (Egypt) (4)	$ 36,868	3/21/2022	$ 36,868	$ 36,661
Government of Egypt, 3.680%, 03/20/2023 (Egypt) (4)	$ 3,657	3/21/2022	$ 3,657	$ 3,636
Government of Egypt, 3.680%, 03/20/2023 (Egypt) (4)	$ 25,431	3/22/2022	$ 25,431	$ 25,288
Government of Egypt, 3.680%, 03/20/2023 (Egypt) (4)	$ 1,876	3/23/2022	$ 1,876	$ 1,866
Government of Egypt, 3.680%, 03/27/2023 (Egypt) (4)	$ 31,176	3/29/2022	$ 31,176	$ 31,002
Government of Egypt, 3.680%, 03/09/2023 (Egypt) (4)	$ 14,297	3/14/2022	$ 14,297	$ 14,217
Government of Egypt, 3.680%, 04/25/2023 (Egypt) (4)	$ 216,722	4/26/2021	$ 216,722	$ 216,375
Government of Egypt, 3.680%, 05/23/2022 (Egypt) (4)	$ 118,396	5/24/2021	$ 118,396	$ 118,206
Government of Egypt, 3.680%, 05/23/2022 (Egypt) (4)	$ 6,759	5/24/2021	$ 6,759	$ 6,747
Government of Egypt, 3.680%, 05/31/2022 (Egypt) (4)	$ 118,454	5/27/2021	$ 118,454	$ 118,265
Government of Egypt, 3.680%, 05/31/2022 (Egypt) (4)	$ 6,758	5/27/2021	$ 6,758	$ 6,747
Government of Egypt, 3.680%, 05/31/2022 (Egypt) (4)	$ 117,918	5/27/2021	$ 117,918	$ 117,730
Government of Egypt, 3.680%, 05/31/2022 (Egypt) (4)	$ 6,758	5/27/2021	$ 6,758	$ 6,747
Government of Egypt, 3.680%, 09/26/2022 (Egypt) (4)	$ 102,374	9/27/2021	$ 102,374	$ 102,210
Government of Egypt, 3.680%, 09/26/2022 (Egypt) (4)	$ 11,829	9/27/2021	$ 11,829	$ 11,810
Government of Egypt, 2.475%, 01/17/2023 (Egypt) (4)	$ 5,585	1/4/2022	$ 5,585	$ 5,546
Government of Egypt, 2.475%, 01/19/2023 (Egypt) (4)	$ 7,387	1/20/2022	$ 7,387	$ 7,336
Government of Egypt, 2.475%, 01/23/2023 (Egypt) (4)	$ 179,733	1/27/2022	$ 179,733	$ 178,475
Government of Egypt, 2.475%, 01/23/2023 (Egypt) (4)	$ 62,896	2/24/2022	$ 62,896	$ 62,456
Government of Egypt, 2.475%, 01/05/2023 (Egypt) (4)	$ 81,403	1/6/2022	$ 81,403	$ 80,833
Government of Egypt, 2.475%, 01/09/2023 (Egypt) (4)	$ 51,516	1/12/2022	$ 51,516	$ 51,155
Government of Egypt, 2.475%, 10/17/2022 (Egypt) (4)	$ 78,002	10/20/2021	$ 78,002	$ 77,456
Government of Egypt, 2.475%, 10/20/2022 (Egypt) (4)	$ 155,845	10/21/2021	$ 155,845	$ 154,754
Government of Egypt, 2.475%, 11/18/2022 (Egypt) (4)	$ 149,458	11/19/2021	$ 149,458	$ 148,412
Government of Egypt, 2.475%, 11/25/2022 (Egypt) (4)	$ 149,457	11/24/2021	$ 149,457	$ 148,411
Government of Egypt, 2.475%, 11/03/2022 (Egypt) (4)	$ 149,458	11/4/2021	$ 149,458	$ 148,412
Government of Egypt, 2.475%, 12/16/2022 (Egypt) (4)	$ 156,774	12/17/2021	$ 156,774	$ 155,677
Government of Egypt, 2.475%, 12/28/2022 (Egypt) (4)	$ 156,774	12/28/2021	$ 156,774	$ 155,677
Government of Egypt, 2.475%, 12/28/2022 (Egypt) (4)	$ 7,097	12/28/2021	$ 7,097	$ 7,048
Government of Egypt, 2.475%, 12/08/2022 (Egypt) (4)	$ 156,771	12/9/2021	$ 156,771	$ 155,674
Government of Egypt, 2.475%, 03/10/2023 (Egypt) (4)	$ 93,748	3/11/2022	$ 93,748	$ 93,092
Government of Egypt, 2.475%, 03/13/2023 (Egypt) (4)	$ 13,049	3/14/2022	$ 13,049	$ 12,957
Government of Egypt, 2.475%, 03/06/2023 (Egypt) (4)	$ 61,753	3/7/2022	$ 61,753	$ 61,321
Government of Egypt, 2.475%, 03/06/2023 (Egypt) (4)	$ 21,024	3/9/2022	$ 21,024	$ 20,877
Government of Egypt, 2.475%, 07/11/2022 (Egypt) (4)	$ 81,269	7/14/2021	$ 81,269	$ 80,700
Government of Egypt, 2.475%, 07/05/2022 (Egypt) (4)	$ 81,269	7/14/2021	$ 71,269	$ 80,700
Government of Egypt, 2.475%, 09/08/2022 (Egypt) (4)	$ 97,901	9/9/2021	$ 97,901	$ 97,216

				$ 9,145,370

Total Trade Finance Agreements			(Cost $12,088,890)	11,190,629

Total Investments - 94.84%			(Cost $210,379,073)	210,641,374

Other Assets Less Liabilities - 5.16%				11,459,411

Total Net Assets - 100.00%				222,100,784

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$16,393,567	$-
Level 2 - Other Significant Observable Inputs			183,057,178	-
Level 3 - Significant Unobservable Inputs			11,190,629	-
Total			$210,641,374	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

LIBOR – London Interbank Offered Rate.
(2) Represents non-income producing securities.

(3) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2022, these restricted securities amounted to $11,190,629, which represented 5.05% of total net assets.

(4) Floating/variable note with current rate and current maturity or next reset date shown.
(5) Variable rate instrument, varying maturity dates ranging from one month to nine months; 7 day demand redemption clause per deposit.

(6) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees.  At March 31, 2022, these liquid restricted securities amount to $25,189,907, which represented 11.38% of total net assets.